(Schedule Of Fair Value Changes In Level 3) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Purchases	$ 4,423
Total net gains included in: Other comprehensive income	40
Balance, end of year	$ 4,463